UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Accounts payable and accrued liabilities, current	¥ 75,580	$ 10,422	¥ 85,991
Short-term borrowings	90,000	12,412	104,600
Operating lease liabilities, current	12,472	1,720	17,545
Current portion of long-term borrowings	13,004	1,793	7,844
Operating lease liabilities, non-current	2,542	351	6,485
Long-term borrowings	¥ 39,958	$ 5,510	¥ 46,505
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued | shares	340,655,139	340,655,139	338,498,819
Ordinary shares , shares outstanding | shares	340,655,139	340,655,139	338,498,819
Variable Interest Entity, Primary Beneficiary
Accounts payable and accrued liabilities, current	¥ 24,654		¥ 41,425
Short-term borrowings	90,000		104,600
Operating lease liabilities, current	3,259		4,998
Current portion of long-term borrowings	13,004		7,844
Operating lease liabilities, non-current	2,542		4,436
Long-term borrowings	¥ 39,958		¥ 46,505